Capital Management (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of financial assets [abstract]
Schedule of reconciliation of net operating profit

		United States Dollar
Figures in millions unless otherwise stated	Notes	2025	2024

Total borrowings	28	2,738.2	2,495.6
Add: Lease liability	37	483.0	450.2
Less: Cash and cash equivalents	25	1,779.2	860.2
Net debt		1,442.0	2,085.6
Adjusted EBITDA		5,637.4	2,847.4
Net finance charges		136.5	127.3
Net debt to adjusted EBITDA ratio		0.26	0.73
Adjusted EBITDA to net finance charges ratio		41.3	22.4
Reconciliation of profit for the year to adjusted EBITDA:
Profit for the year from continuing operations		3,645.4	1,290.5
Mining and income taxation	11	1,649.2	697.1
Royalties	10	231.9	147.7
Finance expense	4	120.7	50.4
Investment income	3	(53.3)	(28.7)
Foreign exchange (gain)/loss		(6.6)	6.6
Amortisation and depreciation	2	920.4	627.4
Share-based payments	6	25.4	4.4
Long-term incentive plan	30	43.2	14.5
Restructuring costs	9	10.3	6.6
Silicosis settlement costs	29.2	0.7	(0.3)
Reversal of impairment of assets, net of impairment	8	(281.3)	3.5
Profit on disposal of assets		(1.1)	(0.6)
Share of results of equity accounted investees, net of taxation	19	2.3	53.6
Gain on financial instruments, net	5	(58.1)	—
Gain on remeasurement of 50% previously held interest in Gruyere	18.3	(808.2)	—
Transaction costs on acquisition of Gold Road	18.3	51.4	—
Profit on disposal of asset held for sale - Asanko Gold	15	—	(5.6)
Profit on disposal of assets held for sale - Rusoro	16 (c)	—	(62.3)
Gruyere rainfall event	9	(6.0)	12.0
Rehabilitation expense/(income)	9	43.6	(1.2)
Ghana expected credit loss	14.1	66.0	—
Other[1]		41.5	31.8
Adjusted EBITDA		5,637.4	2,847.4
[1]Based on information underlying the audited consolidated annual financial statements of Gold Fields Limited for the year ended 31 December 2025 and 2024.